Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Short-Term Debt	¥ 284,785	¥ 308,331
Weighted average rate	1.70%	2.00%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	¥ 16,778	¥ 43,228
Weighted average rate	0.50%	0.50%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	¥ 78,072	¥ 89,958
Weighted average rate	0.20%	0.20%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	¥ 178,386	¥ 164,110
Weighted average rate	2.40%	3.20%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	¥ 11,549	¥ 11,035
Weighted average rate	4.00%	3.90%